Income Taxes - Schedule of Deferred Tax Assets And Liabilities (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Deferred tax assets:
Operating lease liabilities		¥ 390,457	$ 55,835	¥ 354,839
Allowance for credit losses		2,699	386	2,710
Accrued expenses and other current liabilities		508	73	508
Government subsidies		24,267	3,470	25,861
Tax losses carried forward		2,740,726	391,918	2,813,116
Less: valuation allowances	[1]	(2,768,200)	(395,847)	(2,840,719)
Total deferred tax assets, net		390,457	55,835	356,315
Deferred tax liabilities:
Operating lease right-of-use assets		(390,457)	(55,835)	(354,839)
Accelerated tax depreciation		0	0	(1,476)
Total deferred tax liabilities, net		(390,457)	(55,835)	(356,315)
Deferred tax assets/liabilities, net		¥ 0	$ 0	¥ 0

[1]	The Company operates through its PRC subsidiaries and evaluates the potential realization of deferred tax assets on an entity basis. The Group recorded valuation allowances against deferred tax assets of those PRC subsidiaries where it was determined it was more likely than not that the benefits of the deferred tax assets will not be realized as of December 31, 2024 and 2025. In making such determination, the Group also evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.